UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli              New York, New York          February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:      $220,211
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



Form 13F File Number                     Name
--------------------                     -----

NONE


                                                   FORM 13F INFORMATION TABLE
                                                       EAC Management LP
                                                      December 31, 2010




COLUMN 1                         COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7        COLUMN 8

                                 TITLE                   VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE     SHARED  NONE
--------------                   --------    -----       --------   -------   --- ----  ----------   --------  ----     ------  ----
ALBERTO CULVER CO NEW            COM         013078100   15,104       407,771 SH        SOLE         NONE        407,771
ALCON INC                        COM SHS     H01301102   17,157       105,000 SH        SOLE         NONE        105,000
ALLEGHENY ENERGY INC             COM         017361106   12,526       516,744 SH        SOLE         NONE        516,744
APPLIED SIGNAL TECHNOLOGY IN     COM         038237103      379        10,000 SH        SOLE         NONE         10,000
ART TECHNOLOGY GROUP INC         COM         04289L107   12,482     2,087,297 SH        SOLE         NONE      2,087,297
BALDOR ELEC CO                   COM         057741100    6,314       100,162 SH        SOLE         NONE        100,162
BUCYRUS INTL INC NEW             COM         118759109    1,788        20,000 SH        SOLE         NONE         20,000
COMMSCOPE INC                    COM         203372107   30,291       970,257 SH        SOLE         NONE        970,257
DEL MONTE FOODS CO               COM         24522P103    4,562       242,664 SH        SOLE         NONE        242,664
DOLLAR THRIFTY AUTOMOTIVE GP     COM         256743105    1,323        28,000 SH        SOLE         NONE         28,000
EXCO RESOURCES INC               COM         269279402    7,751       399,116 SH        SOLE         NONE        399,116
J CREW GROUP INC                 COM         46612H402    1,316        30,500 SH        SOLE         NONE         30,500
LADISH INC                       COM NEW     505754200   20,102       413,441 SH        SOLE         NONE        413,441
MARSHALL & ILSLEY CORP NEW       COM         571837103    2,076       300,000 SH        SOLE         NONE        300,000
MCAFEE INC                       COM         579064106   35,499       766,542 SH        SOLE         NONE        766,542
QWEST COMMUNICATIONS INTL IN     COM         749121109   19,673     2,585,200 SH        SOLE         NONE      2,585,200
SYNIVERSE HLDGS INC              COM         87163F106   31,868     1,033,005 SH        SOLE         NONE      1,033,005




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